Grants and other liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of June 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Grants	882,187	911,593
Other liabilities and provisions	342,959	340,920
Dismantling provision	139,738	140,595
Lease liabilities	69,754	63,076
Accruals on Spanish market prices differences	91,292	91,884
Others	42,175	45,365
Grants and other non-current liabilities	1,225,146	1,252,513